TAXATION (Details 5) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION
Aggregate effect	¥ 75,864	¥ 69,818	¥ 63,361
Basic net income per share effect (in CNY per share)	¥ 1.31	¥ 1.19	¥ 1.08
Diluted net income per share effect (in CNY per share)	¥ 1.21	¥ 1.17	¥ 1.05